Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of basic earnings per share

	2023	2022	2021

Income attributable to the shareholders of the company	2,837,422	1,670,755	2,957,174

Weighted average number of shares issued (thousands)	2,420,710	2,419,961	2,420,314

Basic earnings per share (in R$)	1.17	0.69	1.22

Schedule of diluted earnings per share

	2023	2022	2021

Income attributable to the shareholders of the company	2,837,422	1,670,755	2,957,174

Weighted average number of shares issued (thousands)	2,420,758	2,420,245	2,420,638

Diluted earnings per share (in R$)	1.17	0.69	1.22